UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-09987

 NAME OF REGISTRANT:                     Floating Rate Portfolio



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                10/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


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

Floating Rate Portfolio
--------------------------------------------------------------------------------------------------------------------------
 BUFFETS RESTAURANTS HLDGS INC                                                               Agenda Number:  933337506
--------------------------------------------------------------------------------------------------------------------------
        Security:  11988P107
    Meeting Type:  Annual
    Meeting Date:  27-Oct-2010
          Ticker:  BUFR
            ISIN:  US11988P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          Against                        Against
       & TOUCHE LLP AS THE COMPANY'S INDEPENDENT AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 PIONEER FLOATING RATE TRUST                                                                 Agenda Number:  933316350
--------------------------------------------------------------------------------------------------------------------------
        Security:  72369J102
    Meeting Type:  Annual
    Meeting Date:  22-Sep-2010
          Ticker:  PHD
            ISIN:  US72369J1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID R. BOCK                                             Mgmt          For                            For
       STEPHEN K. WEST                                           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SUPERMEDIA INC                                                                              Agenda Number:  933404131
--------------------------------------------------------------------------------------------------------------------------
        Security:  868447103
    Meeting Type:  Annual
    Meeting Date:  11-May-2011
          Ticker:  SPMD
            ISIN:  US8684471035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       EDWARD J. BAYONE                                          Mgmt          For                            For
       ROBERT C. BLATTBERG                                       Mgmt          For                            For
       CHARLES B. CARDEN                                         Mgmt          For                            For
       ROBIN DOMENICONI                                          Mgmt          For                            For
       THOMAS D. GARDNER                                         Mgmt          For                            For
       DAVID E. HAWTHORNE                                        Mgmt          For                            For
       PETER J. MCDONALD                                         Mgmt          For                            For
       THOMAS S. ROGERS                                          Mgmt          For                            For
       JOHN SLATER                                               Mgmt          For                            For
       DOUGLAS D. WHEAT                                          Mgmt          For                            For

02     ADVISORY VOTE APPROVING SUPERMEDIA'S EXECUTIVE            Mgmt          For                            For
       COMPENSATION.

03     ADVISORY VOTE ON THE FREQUENCY OF EXECUTIVE               Mgmt          1 Year                         For
       COMPENSATION VOTE.

04     RATIFICATION OF ERNST & YOUNG LLP AS SUPERMEDIA'S         Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR 2011.




--------------------------------------------------------------------------------------------------------------------------
 THE STAR TRIBUNE                                                                            Agenda Number:  933328343
--------------------------------------------------------------------------------------------------------------------------
        Security:  85519Y100
    Meeting Type:  Annual
    Meeting Date:  19-Oct-2010
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL T.P. SWEENEY                                      Mgmt          For                            For
       MICHAEL J. KLINGENSMITH                                   Mgmt          For                            For
       MICHAEL E. REED                                           Mgmt          For                            For
       WILLIAM F. FARLEY                                         Mgmt          For                            For
       L. GORDON CROVITZ                                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WELLMAN HOLDINGS, INC.                                                                      Agenda Number:  933319142
--------------------------------------------------------------------------------------------------------------------------
        Security:  949700AA6
    Meeting Type:  Annual
    Meeting Date:  29-Sep-2010
          Ticker:
            ISIN:  US949700AA66
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF CHARLES MACALUSO (AT-LARGE DIRECTOR)          Mgmt          For                            For

1B     ELECTION OF DUNCAN H. COCROFT (AT-LARGE DIRECTOR)         Mgmt          For                            For

1C     ELECTION OF KENNETH A. GHAZEY (AT-LARGE DIRECTOR)         Mgmt          For                            For

1D     ELECTION OF JAMES D. JACKSON (AT-LARGE DIRECTOR)          Mgmt          For                            For

1E     ELECTION OF LINDA KOFFENBERGER (AT-LARGE DIRECTOR)        Mgmt          For                            For

1F     ELECTION OF ARI M. CHANEY (THIRD LIEN DIRECTOR)           Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WELLMAN HOLDINGS, INC.                                                                      Agenda Number:  933319130
--------------------------------------------------------------------------------------------------------------------------
        Security:  949700108
    Meeting Type:  Annual
    Meeting Date:  29-Sep-2010
          Ticker:
            ISIN:  US9497001084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARK J. RUDAY *                                           Mgmt          For                            For

1A     ELECTION OF CHARLES MACALUSO (AT-LARGE DIRECTOR)          Mgmt          For                            For

1B     ELECTION OF DUNCAN H. COCROFT (AT-LARGE DIRECTOR)         Mgmt          For                            For

1C     ELECTION OF KENNETH A. GHAZEY (AT-LARGE DIRECTOR)         Mgmt          For                            For

1D     ELECTION OF JAMES D. JACKSON (AT-LARGE DIRECTOR)          Mgmt          For                            For

1E     ELECTION OF LINDA KOFFENBERGER (AT-LARGE DIRECTOR)        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WELLMAN HOLDINGS, INC.                                                                      Agenda Number:  933460571
--------------------------------------------------------------------------------------------------------------------------
        Security:  949700AA6
    Meeting Type:  Consent
    Meeting Date:  02-Jun-2011
          Ticker:
            ISIN:  US949700AA66
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE AGREEMENT AND PLAN OF MERGER,              Mgmt          Against                        Against
       DATED AS OF APRIL 27, 2011, BY AND AMONG GRUPO
       PETROTEMEX, S.A. DE C.V. ("GRUPO PETROTEMEX"),
       GPT MERGER SUB CORPORATION ("MERGER SUB"),
       AND WELLMAN HOLDINGS, INC. ("WELLMAN"), RELATING
       TO THE MERGER OF MERGER SUB WITH AND INTO WELLMAN,
       WITH WELLMAN CONTINUING AS A WHOLLY-OWNED SUBSIDIARY
       OF GRUPO PETROTEMEX.

02     TO APPROVE THE COMPLETION BONUS IN THE AGGREGATE          Mgmt          Against                        Against
       AMOUNT OF $2.5 MILLION TO BE PAID TO CERTAIN
       OFFICERS AND DIRECTORS IN CONNECTION WITH THE
       PROPOSED MERGER OF MERGER SUB AND WELLMAN.




--------------------------------------------------------------------------------------------------------------------------
 WELLMAN HOLDINGS, INC.                                                                      Agenda Number:  933460569
--------------------------------------------------------------------------------------------------------------------------
        Security:  949700108
    Meeting Type:  Consent
    Meeting Date:  02-Jun-2011
          Ticker:
            ISIN:  US9497001084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE AGREEMENT AND PLAN OF MERGER,              Mgmt          Against                        Against
       DATED AS OF APRIL 27, 2011, BY AND AMONG GRUPO
       PETROTEMEX, S.A. DE C.V. ("GRUPO PETROTEMEX"),
       GPT MERGER SUB CORPORATION ("MERGER SUB"),
       AND WELLMAN HOLDINGS, INC. ("WELLMAN"), RELATING
       TO THE MERGER OF MERGER SUB WITH AND INTO WELLMAN,
       WITH WELLMAN CONTINUING AS A WHOLLY-OWNED SUBSIDIARY
       OF GRUPO PETROTEMEX.

02     TO APPROVE THE COMPLETION BONUS IN THE AGGREGATE          Mgmt          Against                        Against
       AMOUNT OF $2.5 MILLION TO BE PAID TO CERTAIN
       OFFICERS AND DIRECTORS IN CONNECTION WITH THE
       PROPOSED MERGER OF MERGER SUB AND WELLMAN.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Floating Rate Portfolio
By (Signature)       /s/ Scott H. Page
Name                 Scott H. Page
Title                President
Date                 08/17/2011